Document and Entity Information	Mar. 11, 2022
Cover [Abstract]
Entity Registrant Name	Mimecast Ltd
Entity Tax Identification Number	00-0000000
Amendment Flag	true
Entity Central Index Key	0001644675
Document Type	8-K/A
Document Period End Date	Mar. 11, 2022
Entity Incorporation State Country Code	Y9
Entity File Number	001-37637
Entity Address, Address Line One	1 Finsbury Avenue
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2M 2PF
Entity Address, Country	GB
City Area Code	(781)
Local Phone Number	996-5340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.012 par value per share
Trading Symbol	MIME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends and restates Item 5.07 in the Current Report on Form 8-K of Mimecast Limited, a public limited company organized under the Laws of the Bailiwick of Jersey (“Mimecast” or the “Company”), filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 14, 2022 (the “Original Form 8-K”). The scrutineer of elections subsequently provided corrected vote totals for the special meetings held on March 11, 2022. Although the corrected vote totals do not change the outcome of any of the matters submitted to a vote at the special meetings, the Company is filing this amendment to the Original Form 8-K to provide the corrected information from its scrutineer of elections.